Note 14 - Inventories	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of inventories [text block]
14	Inventories

	2024	December 31, 2023

Consumable stores*	21,508	18,001
Gold in progress @	1,224	2,303
	22,732	20,304

*	Included in consumables stores is an amount of ($1,793) ( December 31, 2023: ($1,793)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use.
@	Gold work in progress balance as at September 30, 2024 consists of 1,320 ounces ( December 31, 2023: 3,057 ounces).